Leases (Tables)	12 Months Ended
Apr. 28, 2024
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense are as follows:

	April 28, 2024	April 30, 2023
Operating lease cost	$12,980	$14,199
Variable lease cost	5,936	3,616
Short term lease cost	172	43
Total lease cost	$19,088	$17,858
Supplemental cash flow information is as follows:

	April 28, 2024	April 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$28,244	$25,549
Other information related to operating leases is as follows:

	2024	2023
Weighted-average remaining lease term (years)	12.0	9.8
Weighted-average discount rate	11.7%	9.5%

Future Fixed Lease Payments for Operating Leases
The aggregate future fixed lease payments for operating leases as of April 28, 2024 are as follows:

2025	$25,971
2026	21,858
2027	21,273
2028	20,289
2029	16,866
Thereafter	85,939
Total Lease payments	192,196
Less: imputed interest	(82,682)
Total	$109,514